Notes Payable - Summary of Notes Payable (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Total notes payable	$ 677	$ 2,960	$ 1,207
Less: current portion	(76)	(1,438)	(1,207)
Notes Payable	601	1,522	0
Note Payable to Bank [Member]
Debt Instrument [Line Items]
Total notes payable	509	555
Note Payable to Bank [Member] | 7% Notes Payable Due June 1, 2024 [Member]
Debt Instrument [Line Items]
Notes Payable		555	0
Note Payable to Bank [Member] | Paycheck Protection Program [Member]
Debt Instrument [Line Items]
Total notes payable	0	2,237	0
Note Payable to Bank [Member] | 7.75% Notes Payable Due September 23, 2024 [Member]
Debt Instrument [Line Items]
Total notes payable		0	468
Note Payable to Bank [Member] | 5.3% Notes Payable Due May 17, 2027 [Member]
Debt Instrument [Line Items]
Total notes payable		0	258
Note Payable to Bank [Member] | 5.0% Notes Payable Due August 4, 2026 [Member]
Debt Instrument [Line Items]
Total notes payable		0	409
Other Notes Payable [Member]
Debt Instrument [Line Items]
Other notes payable No recourse to the general credit of the Company.	$ 168	$ 168	$ 72